ACQUISITION (Acquisition of Motel 168, Allocation of Purchase Price) (Details) (Motel 168 [Member], CNY)	Oct. 01, 2011
Motel 168 [Member]
Business Acquisition [Line Items]
Fair value of net tangible assets acquired	559,267,000
Intangible assets - favorable lease	399,193,000
Intangible assets - customer relationship	6,990,000
Intangible assets - franchise agreement	48,770,000
Intangible assets - brand	684,300,000
Unfavorable lease liability	(392,608,000)
Goodwill	1,806,846,000
Net deferred tax liability, non-current	(243,713,000)
Total purchase price	2,869,045,000